DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 15,155,074	$ 24,599,923	$ 23,834,129
Cost of sales	(8,672,150)	(11,179,903)	(7,531,800)
Gross profit	6,482,924	13,420,020	16,302,329
Operating expenses:
General and Administrative	(32,032,186)	(2,488,320)	(4,860,189)
Selling expenses	(3,799,640)	(480,368)	(928,680)
Research and development	(13,169,157)	(246,923)	(1,031,204)
Total	(67,440,507)	(3,215,611)	(6,820,073)
Other income (expense)
Interest income	156,038	147,820	629
Other finance expenses	(66,233)	(82,311)	(4,415)
Total	(452,921)	(483,588)	45,422
Loss from discontinued operations before income tax		233,153
Income tax provision	138,061	1,672,957	453,724
Less: Net loss attributable to non-controlling interest	(2,918,680)	111,404
Discontinued Operations [Member]
Revenues	16,464,160	5,591,146
Cost of sales	(13,741,705)	(5,026,920)
Gross profit	2,722,455	564,226
Operating expenses:
General and Administrative	(281,460)	(150,945)
Selling expenses	(881,654)	(41,800)
Research and development	(6,959)	(34,695)
Total	1,552,382	336,786
Other income (expense)
Interest income	378	20
Other (expense) income, net	66,871	(408)
Other finance expenses	(14,939)	(27)
Total	52,310	(415)
Loss from discontinued operations before income tax	1,604,692	336,371
Income tax provision	(593,389)	(103,218)
Income from discontinued operations before non-controlling interest	1,011,303	233,153
Less: Net loss attributable to non-controlling interest		111,404
Income from discontinued operation	$ 1,011,303	$ 121,749